Transactions with related parties - Omnibus Agreement - Vessel acquisitions from our Sponsor (Details) - Amended Omnibus Agreement - Legal right to acquire Sponsor's interests in Additional Optional Vessels
3 Months Ended
Apr. 12, 2016
Related Party Transaction [Line Items]
Percentage of ownership in entity	49.00%
LNG Carrier Capacity	172,000
Number Of Vessels	5
Vessel Type	ARC 7 LNG carrier